Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash used in operating activities	$ (9,907,075)	$ (2,797,030)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(3,664,875)	(238,680)
Proceed from disposal of property, plant and equipment	758	467,168
Loans to a third party	(100,000)
Repayment of loans to third parties	1,054,772
Loans to related parties	(3,095,268)	(983,941)
Repayments from related parties	1,287,844	2,518,170
Net cash provided by (used in) investing activities	(4,516,769)	1,762,717
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from at-the-market offering	17,100,971
Shareholders’ contribution	500,000
Proceeds from short-term borrowings	428,198	5,808,486
Repayments of short-term borrowings	(428,198)	(5,808,486)
Repayments from interest-free loans to third parties		221,898
Loans from a related party	513,729	380,863
Repayments of loans from a related party	(526,707)	(364,329)
Repayments of interest-bearing loans to third parties		(5,200,000)
Repayments of interest-bearing loans from third parties		1,434,884
Acquisition of non-controlling interest of a subsidiary	(3,804,709)
Net cash (used in) provided by financing activities	13,783,284	(3,526,684)
Effect of exchange rate changes	(194,519)	(841)
Net decrease in cash and cash equivalents	(835,079)	(4,561,838)
Cash, cash equivalents, at the beginning of the period	4,088,599	6,557,605
Cash, cash equivalents, at the end of the period	3,253,520	1,995,767
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid		8,082
Interest paid	117,344	271,878
SUPPLEMENTAL DISCLOSURE OF NON-CASH INFORMATION:
Right-of-use assets obtained in exchange for new operating lease liabilities		28,375
Payment of long-term investment consideration by Shuang Wu on behalf of the Group	$ 8,100,000